CONCENTRATIONS, RISKS, AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations, Risks, and Uncertainties
Note 12: Concentrations, Risks, and Uncertainties
Credit Risk
The Company routinely maintains balances in bank accounts in excess of federally insured limits. The Federal Deposit Insurance Corporation standard insurance limit is $250,000 per depositor, per insured bank, for each account ownership activity. The Company has not experienced any losses in such accounts, and management believes there is no significant concentration of credit risk with respect to these accounts.

Major Customers
Five customers accounted for 34%, 22%, 16%, 12%, and 12%, respectively, of the Company’s revenue for the year ended December 31, 2021. For the year ended December 31, 2020, four customers accounted for 20%, 19%, 15%, and 12%, respectively, of the Company’s revenue.
Three such customers accounted for 40%, 39%, and 16%, respectively, of the Company’s accounts receivable as of December 31, 2021. There were no amounts due from major customers as of December 31, 2020.
Business Risk
The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses (see Note 1), competition form substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.